Equity	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Equity

20 Equity

a.	Share capital: On September 30, 2025, the Company’s share capital consisted of 814,216,001 class A common shares and 294,842,184 class B common shares, totaling US$35,114. (US$13,177,841 on December 31, 2024).

b.	Capital reserve: On September 30, 2025, the Company’s capital reserve amounted to US$7,299,425 (US$(180,586) on December 31, 2024).

During the nine-month period ended September 30, 2025, the following capital transactions occurred:

b.1. Share Premium Distribution: On May 9, 2025, the shareholders approved a distribution from the share premium account in the amount of US$193,432. On June 15, 2025, an additional distribution from the share premium account was approved in the amount of US$193,572.

b.2. Cancellation of Class B Shares: On May 20, 2025, by shareholders’ resolution of JBS N.V., the share capital reduction was approved through the cancellation of 3,468,538 Class B shares held by J&F Investments Luxembourg S.à r.l., without any financial compensation

Notes to unaudited condensed consolidated interim financial information for the nine-month period ended September 30, 2025 and 2024

(Expressed in thousands of United States dollar)

b.3. Contribution of Shares: On May 22, 2025, within the scope of the Dual Listing transaction, the contribution by JBS N.V. of 572,981,486 Class A shares, which were held in treasury, to JBS Participações Societárias S.A., at the book value of JBS S.A.’s shares, was approved.

b.4. Merger of Shares: On May 23, 2025, the following resolutions were approved: (i) the merger, by JBS Participações Societárias S.A., of the JBS S.A. shares held by the minority shareholders (free float), representing 51.2% of JBS S.A.’s share capital; and (ii) the issuance, by JBS Participações Societárias S.A., of 572,981,486 mandatory redeemable preferred shares (MRPS), in the total amount of U$4 billion, based on JBS S.A.’s book value as of the transaction date, with U$0.18 allocated to share capital and the remainder to share premium.

b.5. Redemption of Shares: On May 23, 2025, the full redemption of JBS Participações Societárias S.A.’s MRPS held by minority shareholders was approved, to be settled through the delivery of BDRs to such shareholders.

b.6. Common Share Contribution: On May 23, 2025, J&F Investments Luxembourg S.à r.l. contributed 522,224,559 common shares of JBS Participações Societárias S.A., in the amount of U$1.8 billion, to share premium.

b.7. Repurchase of Class A Shares: On June 12, 2025, the repurchase of 19,669,712 class A shares was approved, at no cost to the Company, in the amount of US$192.

b.8. New Repurchase Plan: On August 13, 2025, the Board of Directors approved a new share repurchase plan authorizing the acquisition of Class A common shares and Brazilian Depositary Receipts (BDRs) for an aggregate amount of up to US$400 million. Subsequently, on October 14, 2025, the Board approved an increase in the maximum limit of funds available under the plan to US$600 million. During the period ended September 30, 2025, the Company repurchased 23,211,318 shares, in the amount of US$362.5 million.

c.	Dividends: On March 13, 2025, PPC announced that its Board of Directors had approved the distribution of a special cash dividend in the amount of US$6.30 per share. The payment, totaling US$1.5 billion, was made on April 17, 2025, to shareholders. Of this total, US$264.1 million was allocated to non-controlling shareholders.

On July 30, 2025, PPC announced that its Board of Directors had approved the distribution of a special cash dividend in the amount of US$2.10 per share. The payment, totaling approximately US$500.0 million, was made on September 3, 2025, to shareholders. Of this total, US$88.4 million was allocated to non-controlling shareholders.

During the three-month period ended September 30, 2025, the Company received dividends from its subsidiary JBS S.A., totaling US$ 420.5 million. The payments were made on August 14, 2025, August 20, 2025, August 27, 2025, and September 3, 2025, in the amounts of US$60.5 million, US$150.0 million, US$120.0 million, and US$90.0 million, respectively. These amounts correspond to the distribution of interim and special dividends approved on the respective dates.

In October 2025, the Company received dividends from its subsidiary JBS S.A. totaling US$200.0 million. The payments were made on October 15, 2025, October 21, 2025 and October 31, 2025, in the amounts of US$75.0 million, US$75.0 million and US$50.0 million, respectively. These amounts correspond to the distribution of interim dividends approved on the respective dates.

d.	Non-controlling interest: Material non-controlling interest as of September 30, 2025 consisted of the 17.7% (17.6% as of December 31, 2024), of PPC common stock not owned by JBS USA. JBS USA’s voting rights in PPC are limited to 82.3% as of September 30, 2025 (82.4% as of December 31, 2024) of the total. The profit allocated to the PPC non-controlling interest was US$176,621 and US$151,553 for the nine-month period ended September 30, 2025 and 2024, respectively. The accumulated non-controlling interest in PPC was US$710,146 as of September 30, 2025 (US$880,810 as of December 31, 2024). For the nine-month period ended September 30, 2025, purchase of treasury stock by PPC was nil (nil for the nine-month period ended September 30, 2024). Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the periods indicated.
	Nine-month period ended September 30,
	2025	2024

Net Revenue	13,979,716	13,506,227
Net Income	995,413	851,451
Net cash provided by operating activities	1,080,440	1,640,792

	September 30, 2025	December 31, 2024

Total assets	9,952,401	10,650,576
Total liabilities	6,396,724	6,397,180
Total equity	3,555,677	4,253,396